UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21878
Oppenheimer Rochester Maryland Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 09/30/2009

Item 1. Reports to Stockholders.

September 30, 2009

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester™ Maryland Municipal Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

"Technology allows investors to be more informed than ever, but it doesn't change our advice to shareholders: Invest for the long term and let tax-free income compound over time."

—**Dan Loughran,** Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	10.7%
Special Tax	10.2
Single Family Housing	10.1
Adult Living Facilities	9.0
Multifamily Housing	7.9
Hospital/Health Care	6.0
Sewer Utilities	5.5
General Obligation	5.0
Municipal Leases	5.0
Sales Tax Revenue	4.9
Portfolio holdings are subject to change. Percentages are as of September 30, 2009, and are based on total assets.

Credit Allocation

AAA	2.6%
AA	25.9
A	5.9
BBB	45.2
BB or lower	20.4
Credit allocations are subject to change. Percentages are based on the total market value of investments as of September 30, 2009. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the manager and are deemed comparable, in the Manager’s judgment, to the rated securities in each category; they represented 29.33% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
16 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester Maryland Municipal Fund.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, Fund summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
17 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts
18 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2009	September 30, 2009	September 30, 2009

Actual
Class A	$1,000.00	$1,357.00	$6.10
Class B	1,000.00	1,352.50	10.66
Class C	1,000.00	1,351.20	10.65

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.90	5.23
Class B	1,000.00	1,016.04	9.14
Class C	1,000.00	1,016.04	9.14
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2009 are as follows:

Class	Expense Ratios

Class A	1.03%
Class B	1.80
Class C	1.80
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
19 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—117.6%
Maryland—57.1%
$10,000	Anne Arundel County, MD (Consolidated Water & Sewer)	5.750%	07/15/2010	$10,044
40,000	Anne Arundel County, MD Solid Waste[1]	5.200	09/01/2010	40,127
20,000	Anne Arundel County, MD Solid Waste[2]	5.300	09/01/2011	20,057
40,000	Anne Arundel County, MD Solid Waste[1]	5.400	09/01/2013	40,088
20,000	Baltimore, MD Convention Center[1]	5.500	09/01/2014	20,265
250,000	Baltimore, MD Convention Center (Baltimore Hotel Corp.)[1]	5.000	09/01/2014	247,203
1,095,000	Baltimore, MD Convention Center (Baltimore Hotel Corp.)[1]	5.250	09/01/2021	1,047,269
5,000	Baltimore, MD GO1	5.000	10/15/2015	5,042
1,789,000	Baltimore, MD Special Obligation (North Locust Point)[1]	5.500	09/01/2034	1,440,700
3,950,000	Brunswick, MD Special Obligation (Brunswick Crossing)[1]	5.500	07/01/2036	2,624,815
125,000	Frederick County, MD Economic Devel. (YMCA of Frederick)	6.000	10/01/2023	112,209
2,000,000	Frederick County, MD Educational Facilities (Mount St. Mary’s College)[1]	5.000	09/01/2030	1,759,020
200,000	Frederick County, MD Educational Facilities (Mount St. Mary’s College)[1]	5.625	09/01/2038	186,132
10,000	Frederick County, MD Special Obligation (Lake Linganore)[1]	5.700	07/01/2029	10,606
15,000	Frederick County, MD Special Obligation (Lake Linganore)[1]	5.700	07/01/2029	14,651
1,500,000	Frederick County, MD Special Obligation (Urbana Community Devel. Authority)[1]	5.950	07/01/2030	1,272,345
25,000	Frederick, MD (Carrollton Apartments)[1]	5.650	09/01/2013	25,064
1,350,000	Howard County, MD Retirement Community (Vantage House Facility)[1]	5.250	04/01/2037	1,027,526
2,450,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	4.800	09/01/2042	2,284,552
250,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	4.850	09/01/2047	233,300
15,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.050	07/01/2018	15,122
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.050	07/01/2028	25,077
10,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.100	07/01/2016	10,132
30,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.100	07/01/2023	30,160
F1 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Maryland Continued
$50,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.100%	07/01/2033	$49,792
40,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125	05/01/2022	40,812
135,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.150	03/01/2018	135,990
95,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.150	07/01/2028	95,201
35,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.200	09/01/2022	35,211
175,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.200	07/01/2024	178,227
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.200	07/01/2031	25,061
1,940,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.200	03/01/2048	1,924,267
365,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.250	09/01/2029	366,172
50,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350	07/01/2023	50,878
80,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350	09/01/2032	80,198
75,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350	07/01/2041	75,101
585,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.375	09/01/2022	589,224
175,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.375	09/01/2024	176,502
10,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.400	07/01/2022	10,139
160,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.450	09/01/2032	160,536
3,000,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.450	07/01/2043	3,008,670
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.500	07/01/2022	25,600
30,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.500	07/01/2030	30,113
50,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[2]	5.550	07/01/2017	50,046
35,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.550	07/01/2027	35,015
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.550	07/01/2031	25,230
F2 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Maryland Continued
$25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.650%	07/01/2027	$25,013
130,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.650	07/01/2039	130,051
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[2]	5.700	07/01/2017	25,026
265,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.750	07/01/2039	265,090
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.850	07/01/2027	5,003
40,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.875	07/01/2021	40,122
30,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.950	07/01/2023	30,021
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.000	07/01/2032	25,054
500,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.000	07/01/2039	500,415
10,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.150	01/01/2021	10,037
500,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.250	07/01/2031	501,475
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.900	06/01/2026	5,011
250,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.-Water Landing II Apts.)[1]	5.875	08/01/2033	256,878
180,000	MD Community Devel. People’s Resource Center (Auburn Manor Apartments)[1]	5.300	10/01/2028	180,713
380,000	MD Community Devel. People’s Resource Center (Residential)[1]	5.250	09/01/2019	383,378
20,000	MD COP (Aviation Administration Facilities)[1]	5.000	05/01/2022	20,044
95,000	MD Dept. of Transportation[1]	5.500	10/15/2023	96,553
5,000	MD EDC (Maryland Aviation Administration Facilities)[1]	5.000	06/01/2027	5,045
95,000	MD EDC Student Hsg. (Allegheny College Hsg.)	5.750	09/01/2020	81,290
15,000	MD EDC Student Hsg. (Allegheny College Hsg.)	6.000	09/01/2032	11,562
270,000	MD EDC Student Hsg. (Bowie State University)[1]	5.375	06/01/2033	215,136
450,000	MD EDC Student Hsg. (Bowie State University)[1]	6.000	06/01/2023	411,872
1,040,000	MD EDC Student Hsg. (Collegiate Hsg. Foundation)[1]	6.000	06/01/2030	993,710
35,000	MD EDC Student Hsg. (Morgan State University)[1]	6.000	07/01/2034	31,472
85,000	MD EDC Student Hsg. (University Village at Sheppard Pratt)	5.875	07/01/2021	73,250
10,000	MD Energy Financing Administration (Cogeneration-AES Warrior Run)	7.400	09/01/2019	10,005
F3 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Maryland Continued
$1,000,000	MD H&HEFA (Anne Arundel Medical Center)[1]	6.750%	07/01/2039	$1,177,680
125,000	MD H&HEFA (Edenwald)	5.200	01/01/2024	118,595
1,000,000	MD H&HEFA (Edenwald)	5.400	01/01/2031	930,640
1,000,000	MD H&HEFA (Edenwald)	5.400	01/01/2037	908,690
45,000	MD H&HEFA (Johns Hopkins Medicine)[1]	5.000	07/01/2033	42,719
965,000	MD H&HEFA (King Farm Presbyterian Community)	5.000	01/01/2017	891,178
3,780,000	MD H&HEFA (King Farm Presbyterian Community)[1]	5.300	01/01/2037	2,682,212
30,000	MD H&HEFA (Medstar Health)[1]	5.500	08/15/2033	30,797
50,000	MD H&HEFA (Mercy Medical Center)[1]	5.625	07/01/2031	50,156
1,500,000	MD H&HEFA (Peninsula United Methodist Homes of Maryland)[1]	5.750	10/01/2019	1,048,680
60,000	MD H&HEFA (Peninsula United Methodist Homes of Maryland)	5.750	10/01/2026	37,288
50,000	MD H&HEFA (Roland Park Place)	5.500	07/01/2014	50,053
50,000	MD H&HEFA (Roland Park Place)	5.625	07/01/2018	49,462
50,000	MD H&HEFA (Union Hospital of Cecil County)[1]	5.100	07/01/2022	50,031
250,000	MD H&HEFA (Upper Chesapeake)[1]	6.000	01/01/2038	265,153
50,000	MD H&HEFA (Washington Christian Academy)	5.250	07/01/2018	34,508
300,000	MD H&HEFA (Washington Christian Academy)	5.500	07/01/2038	156,105
20,000	MD Industrial Devel. Financing Authority (Bon Secours Health System)[1]	5.500	08/15/2015	20,030
50,000	MD Industrial Devel. Financing Authority (Bon Secours Health System)[1]	5.500	08/15/2020	50,040
500,000	MD Industrial Devel. Financing Authority (Synagro Baltimore)	5.625	12/01/2016	499,375
10,000	MD Stadium Authority (Ocean City Convention Center)[1]	5.300	12/15/2010	10,035
40,000	MD Stadium Authority (Ocean City Convention Center)[1]	5.375	12/15/2012	40,148
20,000	MD Stadium Authority (Ocean City Convention Center)[1]	5.375	12/15/2013	20,074
15,000	MD Stadium Authority (Ocean City Convention Center)[1]	5.375	12/15/2015	15,059
85,000	MD Transportation Authority (Baltimore/Washington International Airport)[1]	5.250	03/01/2027	85,562
50,000	Montgomery County, MD Hsg. Opportunities Commission (HP Landings Edge)[1]	5.050	07/01/2028	50,191
10,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.)[1]	6.050	07/01/2026	10,011
100,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series A1	5.500	07/01/2031	100,837
175,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series A1	5.600	07/01/2042	175,998
40,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	5.000	07/01/2023	40,334
F4 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Maryland Continued
$185,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	5.200%		07/01/2044	$182,639
110,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	5.250		07/01/2029	110,224
5,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	6.000		07/01/2020	5,007
5,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	6.300		07/01/2016	5,006
55,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series C	7.150		07/01/2023	55,087
200,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)	5.842	[3]	07/01/2033	50,486
245,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.), Series A	5.540	[3]	07/01/2028	86,544
20,000	Prince Georges County, MD Hsg. Authority (Langley Gardens Apartments)[1]	5.750		08/20/2029	20,090
135,000	Prince Georges County, MD Hsg. Authority (Langley Gardens Apartments)[1]	5.875		02/20/2039	135,459
155,000	Prince Georges County, MD Hsg. Authority (University Landing Apartments)[1]	5.900		09/20/2021	158,283
20,000	Prince Georges County, MD Hsg. Authority (University Landing Apartments)[1]	6.000		09/20/2029	20,420
25,000	Prince Georges County, MD Hsg. Authority (University Landing Apartments)[1]	6.100		03/20/2041	25,520
3,500,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250		07/01/2035	2,670,150
1,000,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)	5.250		01/01/2037	622,400

					37,791,673

U.S. Possessions—60.5%
200,000	Guam GO1	5.250		11/15/2037	184,818
400,000	Guam GO1	6.750		11/15/2029	437,416
600,000	Guam GO1	7.000		11/15/2039	662,730
250,000	Guam Government Waterworks Authority & Wastewater System[1]	5.875		07/01/2035	244,618
65,000	Guam Power Authority, Series A	5.250		10/01/2023	59,395
655,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	5.250		06/01/2032	566,162
2,815,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625		06/01/2047	2,473,372
1,000,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	906,890
1,995,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	1,496,649
1,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[4]	07/01/2024	1,483,965
F5 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$1,950,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000%		07/01/2044	$2,022,306
680,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	680,034
165,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	147,774
1,330,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	1,208,518
52,750,000	Puerto Rico Children’s Trust Fund (TASC)	6.581	[3]	05/15/2050	2,103,670
39,500,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[3]	05/15/2057	687,300
250,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2032	252,220
3,000,000	Puerto Rico Electric Power Authority, Series UU1	1.100	[5]	07/01/2031	2,156,250
890,000	Puerto Rico IMEPCF (American Airlines)	6.450		12/01/2025	623,276
1,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	933,730
125,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600		10/01/2014	128,205
430,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250		10/01/2024	421,404
1,165,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,066,057
150,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	122,574
440,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	337,194
550,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	630,130
1,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	1,667,445
500,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	546,980
750,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	810,090
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[4]	08/01/2032	765,450
8,000,000	Puerto Rico Sales Tax Financing Corp., Series C6	5.750		08/01/2057	8,727,440
200,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	191,778
50,000	University of V.I., Series A	6.000		12/01/2024	44,300
2,500,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700		07/01/2022	2,326,900
600,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875		07/01/2022	611,496
150,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125		07/01/2022	154,011
500,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250		10/01/2021	507,615
25,000	V.I. Public Finance Authority, Series A1	5.500		10/01/2014	25,153
30,000	V.I. Public Finance Authority, Series A1	5.500		10/01/2018	30,169
600,000	V.I. Public Finance Authority, Series A1	5.500		10/01/2022	603,222
10,000	V.I. Public Finance Authority, Series A1	5.625		10/01/2025	10,054
50,000	V.I. Public Finance Authority, Series E1	6.000		10/01/2022	50,174
1,000,000	V.I. Water & Power Authority, Series A1	5.000		07/01/2031	976,577

					40,085,511

Total Investments, at Value (Cost $79,863,674)—117.6%					77,877,184

Liabilities in Excess of Other Assets—(17.6)					(11,675,792)

Net Assets—100.0%					$66,201,392

F6 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Footnotes to Statement of Investments
1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Illiquid security. The aggregate value of illiquid securities as of September 30, 2009 was $95,129, which represents 0.14% of the Fund’s net assets. See Note 5 of accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Maryland	$—	$37,791,673	$—	$37,791,673
U.S. Possessions	—	40,085,511	—	40,085,511

Total Assets	$—	$77,877,184	$—	$77,877,184

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

COP	Certificates of Participation
EDC	Economic Devel. Corp.
GO	General Obligation
H&HEFA	Hospitals and Higher Education Facilities Authority
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs	Residual Option Longs
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

September 30, 2009
Assets
Investments, at value (cost $79,863,674)—see accompanying statement of investments	$77,877,184
Cash	105,944
Receivables and other assets:
Interest	1,075,192
Shares of beneficial interest sold	553,315
Investments sold	20,000
Other	3,907

Total assets	79,635,542

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 6)	7,100,000
Payable for short-term floating rate notes issued (See Note 1)	6,000,000
Shares of beneficial interest redeemed	172,324
Dividends	70,035
Distribution and service plan fees	33,534
Shareholder communications	5,215
Transfer and shareholder servicing agent fees	2,615
Trustees’ compensation	2,504
Interest expense on borrowings	2,056
Other	45,867

Total liabilities	13,434,150

Net Assets	$66,201,392

Composition of Net Assets
Par value of shares of beneficial interest	$6,363
Additional paid-in capital	72,956,228
Accumulated net investment income	231,011
Accumulated net realized loss on investments	(5,005,720)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,986,490)

Net Assets	$66,201,392

F8 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $38,119,224 and 3,660,958 shares of beneficial interest outstanding)	$10.41
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.93

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,688,499 and 162,344 shares of beneficial interest outstanding)	$10.40

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $26,393,669 and 2,539,242 shares of beneficial interest outstanding)	$10.39
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended September 30, 2009
Investment Income

Interest	$2,183,002

Expenses
Management fees	149,335
Distribution and service plan fees:
Class A	36,505
Class B	6,373
Class C	97,517
Transfer and shareholder servicing agent fees:
Class A	7,219
Class B	1,060
Class C	6,113
Shareholder communications:
Class A	5,409
Class B	806
Class C	5,063
Borrowing fees	79,042
Legal, auditing and other professional fees	23,769
Interest expense and fees on short-term floating rate notes issued (See Note 1)	18,174
Interest expense on borrowings	16,865
Trustees’ compensation	853
Custodian fees and expenses	585
Other	3,361

Total expenses	458,049
Less waivers and reimbursements of expenses	(97,017)

Net expenses	361,032

Net Investment Income	1,821,970

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(1,250,176)
Net change in unrealized depreciation on investments	16,406,076

Net Increase in Net Assets Resulting from Operations	$16,977,870

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2009	March 31,
	(Unaudited)	2009

Operations
Net investment income	$1,821,970	$3,180,501
Net realized loss	(1,250,176)	(2,896,512)
Net change in unrealized depreciation	16,406,076	(12,551,120)

Net increase (decrease) in net assets resulting from operations	16,977,870	(12,267,131)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,172,927)	(2,261,410)
Class B	(39,798)	(57,626)
Class C	(606,538)	(857,315)

	(1,819,263)	(3,176,351)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(1,958,095)	5,387,904
Class B	202,253	476,305
Class C	5,747,844	6,556,324

	3,992,002	12,420,533

Net Assets
Total increase (decrease)	19,150,609	(3,022,949)
Beginning of period	47,050,783	50,073,732

End of period (including accumulated net investment income of $231,011 and $228,304, respectively)	$66,201,392	$47,050,783

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended September 30, 2009
Cash Flows from Operating Activities
Net increase in net assets from operations	$16,977,870
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(19,202,967)
Proceeds from disposition of investment securities	4,959,372
Short-term investment securities, net	2,781,201
Premium amortization	51,099
Discount accretion	(259,345)
Net realized loss on investments	1,250,176
Net change in unrealized depreciation on investments	(16,406,076)
Increase in interest receivable	(151,625)
Increase in receivable for securities sold	(20,000)
Decrease in other assets	9,180
Decrease in payable for securities purchased	(12,676)
Decrease in payable for accrued expenses	(6,562)

Net cash used in operating activities	(10,030,353)

Cash Flows from Financing Activities
Proceeds from bank borrowings	18,800,000
Payments on bank borrowings	(16,900,000)
Proceeds from short-term floating rate notes issued	6,000,000
Proceeds from shares sold	14,176,292
Payments on shares redeemed	(11,567,166)
Cash distributions paid	(815,233)

Net cash provided by financing activities	9,693,893

Net decrease in cash	(336,460)
Cash, beginning balance	442,404

Cash, ending balance	$105,944

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $1,008,816. Cash paid for interest on bank borrowings—$18,629.
Cash paid for interest on short-term floating rate notes issued—$18,174.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2009	Year Ended March 31,
Class A	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$7.94	$10.82	$12.97	$12.70

Income (loss) from investment operations:
Net investment income[2]	.31	.63	.67	.33
Net realized and unrealized gain (loss)	2.47	(2.89)	(2.21)	.18

Total from investment operations	2.78	(2.26)	(1.54)	.51

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.62)	(.61)	(.24)

Net asset value, end of period	$10.41	$7.94	$10.82	$12.97

Total Return, at Net Asset Value[3]	35.70%	(21.38)%	(12.23)%	4.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,119	$30,891	$36,232	$11,322

Average net assets (in thousands)	$33,474	$33,994	$22,982	$8,826

Ratios to average net assets:[4]
Net investment income	7.00%	6.67%	5.67%	5.40%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.95%	0.96%	0.93%	1.33%
Interest and fees from borrowings	0.35%	0.66%	0.94%	1.57%
Interest and fees on short-term floating rate notes issued[5]	0.07%	0.05%	0.63%	0.15%

Total expenses	1.37%	1.67%	2.50%	3.05%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.03%	0.85%	1.43%	0.95%

Portfolio turnover rate	9%	25%	28%	1%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2009	Year Ended March 31,
Class B	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$7.93	$10.81	$12.96	$12.70

Income (loss) from investment operations:
Net investment income[2]	.28	.55	.59	.27
Net realized and unrealized gain (loss)	2.47	(2.88)	(2.22)	.18

Total from investment operations	2.75	(2.33)	(1.63)	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.55)	(.52)	(.19)

Net asset value, end of period	$10.40	$7.93	$10.81	$12.96

Total Return, at Net Asset Value[3]	35.25%	(22.00)%	(12.90)%	3.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,688	$1,117	$931	$380

Average net assets (in thousands)	$1,274	$959	$644	$173

Ratios to average net assets:[4]
Net investment income	6.23%	5.99%	4.94%	4.46%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.95%	1.97%	2.12%	4.30%
Interest and fees from borrowings	0.35%	0.66%	0.94%	1.57%
Interest and fees on short-term floating rate notes issued[5]	0.07%	0.05%	0.63%	0.15%

Total expenses	2.37%	2.68%	3.69%	6.02%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.80%	1.60%	2.18%	1.70%

Portfolio turnover rate	9%	25%	28%	1%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2009	Year Ended March 31,
Class C	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$7.93	$10.80	$12.95	$12.70

Income (loss) from investment operations:
Net investment income[2]	.28	.55	.58	.27
Net realized and unrealized gain (loss)	2.46	(2.87)	(2.21)	.17

Total from investment operations	2.74	(2.32)	(1.63)	.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.55)	(.52)	(.19)

Net asset value, end of period	$10.39	$7.93	$10.80	$12.95

Total Return, at Net Asset Value[3]	35.12%	(21.92)%	(12.93)%	3.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,394	$15,043	$12,911	$1,894

Average net assets (in thousands)	$19,513	$14,255	$7,602	$671

Ratios to average net assets:[4]
Net investment income	6.20%	5.99%	4.87%	4.41%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.77%	1.88%	1.74%	2.72%
Interest and fees from borrowings	0.35%	0.66%	0.94%	1.57%
Interest and fees on short-term floating rate notes issued[5]	0.07%	0.05%	0.63%	0.15%

Total expenses	2.19%	2.59%	3.31%	4.44%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.80%	1.60%	2.18%	1.70%

Portfolio turnover rate	9%	25%	28%	1%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Maryland Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and Maryland state income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s
F16 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $6,000,000 as of September 30, 2009, which represents 7.53% of the Fund’s total assets.
F17 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2009, municipal bond holdings with a value of $8,727,440 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $6,000,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
F18 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

At September 30, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,000,000	Puerto Rico Sales Tax Financing Corp. ROLS[3]	20.369%	8/1/57	$2,727,440

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F7 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $6,000,000.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.
F19 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
During the fiscal year ended March 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2009, the Fund had available for federal income tax purposes post-October losses of $6,016 and unused capital loss carryforwards as follows:

Expiring

2016	$276,422
2017	3,472,952

Total	$3,749,374

As of September 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $5,005,566 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$79,864,077

Gross unrealized appreciation	$3,951,727
Gross unrealized depreciation	(5,938,620)

Net unrealized depreciation	$(1,986,893)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended
F20 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

September 30, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$172
Payments Made to Retired Trustees	—
Accumulated Liability as of September 30, 2009	1,476
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection
F21 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	875,001	$7,771,524	1,702,370	$15,787,139
Dividends and/or distributions reinvested	79,073	708,264	139,135	1,254,275
Redeemed	(1,183,971)	(10,437,883)	(1,299,915)	(11,653,510)

Net increase (decrease)	(229,897)	$(1,958,095)	541,590	$5,387,904

Class B
Sold	32,359	$289,186	67,413	$583,910
Dividends and/or distributions reinvested	1,830	16,465	1,631	14,490
Redeemed	(12,700)	(103,398)	(14,374)	(122,095)

Net increase	21,489	$202,253	54,670	$476,305

Class C
Sold	724,810	$6,508,322	1,175,001	$10,846,137
Dividends and/or distributions reinvested	31,773	284,087	39,435	346,557
Redeemed	(115,276)	(1,044,565)	(511,691)	(4,636,370)

Net increase	641,307	$5,747,844	702,745	$6,556,324

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$19,202,967	$4,959,372
F22 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2009, the Fund paid $13,716 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
F23 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2009 were as follows:

Class B	$36,882
Class C	247,434
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2009	$17,913	$18	$3,283	$1
Waivers and Reimbursements of Expenses. Prior to July 1, 2009, the Manager had voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding expenses attributable to the Fund’s investments in inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings. This voluntary undertaking may be amended or withdrawn by the Manager at any time without shareholder notice. During the six months ended September 30, 2009, the Manager reimbursed $55,827, $3,628 and $37,562 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of September 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
F24 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.3176% as of September 30, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended September 30, 2009 equal 0.35% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of September 30, 2009, the Fund had borrowings outstanding at an interest rate of 0.3176%. Details of the borrowings for the six months ended September 30, 2009 are as follows:

Average Daily Loan Balance	$5,791,257
Average Daily Interest Rate	0.616%
Fees Paid	$64,422
Interest Paid	$18,629
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 17, 2009, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
F25 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance or the Manager, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F26 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
21 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Maryland municipal debt funds. The Board noted that the Fund’s one-year and since inception performance were below its peer group median as of December 31, 2008. The Board also noted that the Fund’s recent performance has improved and its year-to date performance through June 30, 2009 (the most recent date available at the Board meeting at which the independent Trustees considered the matter) was in the top quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other Maryland municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive fees, after which total expenses
22 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

after payments, waivers, and/or reimbursements and reduction to custodian expenses (excluding expenses attributable to the Fund’s investments in inverse floaters and interest and fees from borrowing) will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each share class, which may be modified or terminated at any time without notice to shareholders. The Board noted that the Fund’s contractual and actual management fees and total expenses were lower than or equal to its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
23 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
24 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester Maryland Municipal Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	11/10/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	11/10/2009

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	11/10/2009